Leases, Leasing activities by type of Right-of-use asset (Details)	12 Months Ended
Dec. 31, 2021 Lease Asset
Corporate Building [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	1
Range of remaining term (years)	7 years
No. of leases with extension options	0
No. of leases with purchase option	0
No. of leases with variable payments linked to an index	1
No. of leases with termination options	0
Warehouse [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	7
No. of leases with extension options	2
No. of leases with purchase option	0
No. of leases with variable payments linked to an index	7
No. of leases with termination options	0
Warehouse [Member] | Minimum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	3 years
Warehouse [Member] | Maximum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	4 years
Courtyards [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	5
No. of leases with extension options	5
No. of leases with purchase option	0
No. of leases with variable payments linked to an index	5
No. of leases with termination options	0
Courtyards [Member] | Minimum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	1 year
Courtyards [Member] | Maximum [Member]
Leasing activities by type of right-of-use asset [Abstract]
Range of remaining term (years)	4 years
Cranes [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	1
Range of remaining term (years)	1 year
No. of leases with extension options	0
No. of leases with purchase option	0
No. of leases with variable payments linked to an index	0
No. of leases with termination options	0
Major Vessel Maintenance [Member]
Leasing activities by type of right-of-use asset [Abstract]
No. of right-of-use assets leased | Asset	1
Range of remaining term (years)	2 years
No. of leases with extension options	0
No. of leases with purchase option	0
No. of leases with variable payments linked to an index	0
No. of leases with termination options	0